Expense Example - Lisanti Small Cap Growth Fund - Lisanti Small Cap Growth Fund shares	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 309
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	$ 3,374